Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022
Numerator:
Net loss		¥ (112,591)		$ (16,101)	¥ (47,955)		¥ (204,519)
Numerator for basic and diluted net loss per share		¥ (112,591)		$ (16,101)	¥ (47,955)		¥ (204,519)
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B ordinary shares outstanding (in shares)		228,840,636		228,840,636	231,533,388		243,025,428
Denominator for diluted calculation (in shares)		228,840,636		228,840,636	231,533,388		243,025,428
Net loss per share, basic
-Basic (in rmb per share) | (per share)		¥ (0.49)	[1]	$ (0.07)	¥ (0.21)	[1]	¥ (0.84)	[1]
Net loss per share, diluted
-Diluted (in rmb per share) | (per share)		¥ (0.49)	[1]	$ (0.07)	¥ (0.21)	[1]	¥ (0.84)	[1]
Class A ordinary shares
Net loss per share, diluted
Number of underlying shares represented by one ADR		1		1	1		1		1
ADS
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B ordinary shares outstanding (in shares)	[1]	228,840,636		228,840,636	231,533,388		243,025,428
Denominator for diluted calculation (in shares)	[1]	228,840,636		228,840,636	231,533,388		243,025,428
Net loss per share, basic
-Basic (in rmb per share) | (per share)	[1]	¥ (0.49)		$ (0.07)	¥ (0.21)		¥ (0.84)
Net loss per share, diluted
-Diluted (in rmb per share) | (per share)	[1]	¥ (0.49)		$ (0.07)	¥ (0.21)		¥ (0.84)

[1]	Each ADS represents one Class A ordinary share.